INVENTORIES	12 Months Ended
Dec. 31, 2018
INVENTORIES
INVENTORIES

7.   INVENTORIES

	As at	As at
	December 31,	December 31,
	2018	2017
Ore in stockpiles and on leach pads	$65,616	$108,161
Concentrates and dore bars	100,420	123,047
Supplies	328,114	269,768
Total current inventories	$494,150	$500,976
Non-current ore in stockpiles and on leach pads(i)	116,762	69,587
Total inventories	$610,912	$570,563

Note:

(i)	Ore that the Company does not expect to process within 12 months is classified as non-current and is recorded in the other assets line item on the consolidated balance sheets.

During the year ended December 31, 2018, a charge of $16.0 million (2017 - $2.5 million) was recorded within production costs to reduce the carrying value of inventories to their net realizable value.